Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Currency Risk Exposure
Cash, cash equivalents and financial assets of Immatics N.V and Immatics GmbH held in USD

	As of
	December 31, 2023	December 31, 2022
	(Euros in thousands)
Cash and cash equivalents	76,381	65,575
Other financial assets	112,713	88,801

Total assets exposed to the risk	189,094	154,376

Summary of Sensitivity Analysis of Foreign Currency Risk
Sensitivity analysis of Immatics N.V. and Immatics GmbH for 2023:

	Conversion rate	Profit/(loss)	Carrying amount
	(Euros in thousands)
Euro weakens by 1% against U.S. dollars	1.1161	(1,872)	187,222
Euro strengthens by 1% against U.S. dollars	1.0940	1,910	191,004
Euro weakens by 5% against U.S. dollars	1.1603	(9,004)	180,090
Euro strengthens by 5% against U.S. dollars	1.0498	9,952	199,046
Euro weakens by 10% against U.S. dollars	1.2155	(17,190)	171,904
Euro strengthens by 10% against U.S. dollars	0.9945	21,010	210,105
Sensitivity analysis of Immatics N.V. and GmbH for 2022:

	Conversion rate	Profit/(loss)	Carrying amount
	(Euros in thousands)
Euro weakens by 1% against U.S. dollars	1.0773	(1,529)	153,023
Euro strengthens by 1% against U.S. dollars	1.0559	1,559	156,115
Euro weakens by 5% against U.S. dollars	1.1199	(7,351)	147,194
Euro strengthens by 5% against U.S. dollars	1.0133	8,125	162,688
Euro weakens by 10% against U.S. dollars	1.1733	(14,034)	140,503
Euro strengthens by 10% against U.S. dollars	0.9599	17,153	171,726
Sensitivity analysis of Immatics US Inc. for 2023:

	Conversion rate	OCI	Carrying amount
	(Euros in thousands)
Euro weakens by 1% against U.S. dollars	1.1161	(106)	10,569
Euro strengthen by 1% against U.S. dollars	1.0940	108	10,783
Euro weakens by 5% against U.S. dollars	1.1603	(508)	10,167
Euro strengthen by 5% against U.S. dollars	1.0498	562	11,237
Euro weakens by 10% against U.S. dollars	1.2155	(970)	9,705
Euro strengthen by 10% against U.S. dollars	0.9945	1,186	11,861
Sensitivity analysis of Immatics US Inc. for 2022:

	Conversion rate	OCI	Carrying amount
	(Euros in thousands)
Euro weakens by 1% against U.S. dollars	1.0773	189	(18,873)
Euro strengthen by 1% against U.S. dollars	1.0559	(193)	(19,255)
Euro weakens by 5% against U.S. dollars	1.1199	908	(18,154)
Euro strengthen by 5% against U.S. dollars	1.0133	(1,003)	(20,065)
Euro weakens by 10% against U.S. dollars	1.1733	1,733	(17,329)
Euro strengthen by 10% against U.S. dollars	0.9599	(2,118)	(21,180)

Summary of Liquidity Risk
As of December 31, 2023, and 2022, the Group held the following funds to counteract liquidity risk.

	As of
	December 31, 2023	December 31, 2022
	(Euros in thousands)
Cash and cash equivalents	218,472	148,519
Bonds	—	58,756
Short-term deposits	207,423	154,930

Total funds available	425,895	362,205